RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 16 – RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

As of December 31, 2020, the Company's operations are conducted through its PRC subsidiary and VIE, which can only pay dividends out of their retained earnings determined in accordance with the accounting standards and regulations in the PRC and after they have met the PRC requirements for appropriation to statutory reserve. In addition, a majority of the Company's businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers' invoices, shipping documents, and signed contracts. These currency exchange control procedures imposed by the PRC government authorities may restrict the ability of the Company's PRC subsidiary to transfer their net assets to MDJM LTD (the "Parent Company") through loans, advances, or cash dividends.

Schedule I of Article 5-04 of Regulation S-X requires the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant's proportionate share of net assets of its consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company in the form of loans, advances or cash dividends without the consent of a third party. The restricted net assets of the Company's PRC subsidiary amounted to approximately $5,008,022 and $4,883,123 as of December 31, 2020 and 2019, respectively.

The Company's PRC subsidiary' net assets as of December 31, 2020 and 2019 exceeded 25% of the Company's consolidated net assets. Accordingly, Parent Company's condensed financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X and are as follows.

MDJM LTD

CONDENSED BALANCE SHEETS (UNAUDITED)

As of December 31,

	2020	2019
Assets
Cash	$4,976,511	$4,995,834
Prepaid expense	2,258	1,532
Current Assets	4,978,769	4,997,366
Investment is subsidiaries	5,140,775	4,621,653
Total Assets	$10,119,544	$9,619,019

Liabilities and Equity
Current liabilities	$—	$550
Due to subsidiaries	830,236	940,734
Total Liabilities	830,236	941,284

Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,640,820 shares issued and outstanding as of December 31, 2020 and 2019, respectively	11,675	11,641
Additional paid in capital	6,845,394	6,734,681
Statutory reserve	327,140	262,954
Retained earnings	2,142,657	1,948,804
Accumulated other comprehensive loss	(37,558)	(280,345)
Total MDJM Ltd stockholders’ equity	9,289,308	8,677,735
Total Liabilities and Equity	$10,119,544	$9,619,019

MDJM LTD

CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)

For the Years Ended December 31,

	2020	2019	2018

Revenue	$—	$—	$—
Share of profit (loss) in subsidiaries	258,039	453,106	(515,971)
Start-up fees	—	—	42,574
Other general and administrative expenses	73,421	101,948	—
Total operating expenses	73,421	101,948	42,574
Income (loss) from operations	184,618	351,158	(558,545)
Gain on foreign currency exchange	—	—	—
Interest income	55,125	26,719	—
Net income (loss)	239,743	377,877	(558,545)
Other comprehensive income (loss):
Foreign currency translation adjustments	242,787	(50,758)	(169,521)
Comprehensive income (loss)	$482,530	$327,119	$(728,066)

MDJM LTD

STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the Year Ended December 31,
	2020	2019	2018
Net cash used in operating activities	$(19,572)	$(76,211)	$(42,574)
Net cash (used in) provided by investing activities	(110,498)	(624,440)	1,565,174
Net cash provided by financing activities	110,747	70,406	4,103,479
Net (decrease) increase in cash and cash equivalents	(19,323)	(630,245)	5,626,079
Cash and cash equivalents - beginning of the period	4,995,834	5,626,079	—
Cash and cash equivalents - end of the period	$4,976,511	$4,995,834	$5,626,079

Base of Preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Parent Company only financial information has been derived from the Group’s consolidated financial statements and should be read in conjunction with the Group’s consolidated financial statements.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures. Such investments are presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss are shown as “Share of profit in subsidiaries” on the statements of operation.

Due from (to) subsidiaries

Due from (to) subsidiaries represented the fund advanced to subsidiaries or expenses paid by subsidiaries on behalf of parent Company. Due from (to) subsidiaries is interest free and due on demand. The Company and its subsidiaries were included in the accompanying consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation.

Initial Public Offering

Pursuant to a registration statement filed with the SEC and declared effective by the SEC on November 13, 2018, the Company completed the first closing of its IPO on December 26, 2018. A total of 1,241,459 ordinary shares were sold at a price of $5 per share to the public at the first closing. The Company received a total of $6,207,295 in gross proceeds from its first closing of its IPO. In connection with this public offering, the Company incurred direct offering costs of $2,103,816, which included audit, legal, consulting, commission, and other expenses. Per ASC 505, the Company classified these direct offering costs in the equity section to offset additional paid in capital.

On January 4, 2019, the Company completed the second closing of its IPO. A total of 19,361 additional ordinary shares were issued at a price of $5 per share. The total proceeds of this second closing were $96,805. There was a total of $26,399 direct cost in connection with the second closing.

Regulation S Offering

On August 20, 2020, the Board of Directors of MDJM Ltd approved to offer and sell an aggregate of 34,396 ordinary shares at $3.3 per share in reliance on the exemption under Rule 902 of Regulation S promulgated under the Securities Act of 1933, as amended ("Regulation S"). The proceeds are intended for working capital and general corporate purposes. The offering was closed on August 20, 2020 and the Company received gross proceeds of $113,507.